Cover	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2021
Entity File Number	000-56215
Entity Registrant Name	WETOUCH TECHNOLOGY INC.
Entity Central Index Key	0001826660
Entity Tax Identification Number	20-4080330
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.29, Third Main Avenue
Entity Address, Address Line Two	Shigao Town, Renshou County
Entity Address, Address Line Three	Meishan
Entity Address, City or Town	Sichuan
Entity Address, Country	CN
Entity Address, Postal Zip Code	620500
City Area Code	(86)
Local Phone Number	028-37390666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable